Non-controlling interests - Additional information (Details) ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Jul. 31, 2024 CNY (¥)	Jan. 30, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)	Oct. 31, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2024	Jan. 31, 2024	Jan. 30, 2024	Dec. 31, 2021 CNY (¥)
Non-controlling interests
Accretion of redeemable noncontrolling interests					¥ 0	$ 0	¥ 0	¥ (714)
Redeemable non-controlling interests								¥ 0				¥ 30,500
Suzhou Photon-Matrix
Non-controlling interests
Accretion of redeemable noncontrolling interests				¥ 30,000
Percentage of equity interest				10.71%
Redeemable non-controlling interest period			7 years
Suzhou Photon-Matrix | Minimum
Non-controlling interests
Percentage of equity interest			49.17%
Suzhou Photon-Matrix | Maximum
Non-controlling interests
Percentage of equity interest			57.03%
Hubei ECARX | Suzhou Photon-Matrix
Non-controlling interests
Equity interest percentage	0.69%				13.10%	13.10%				13.10%
Suzhou Photon-Matrix
Non-controlling interests
Accretion of redeemable noncontrolling interests			¥ 10,000
Percentage of equity interest			3.45%
Percentage of redeemable noncontrolling interest per annum			10.00%
Ownership interest										62.27%	49.17%
Group
Non-controlling interests
Noncontrolling Interest, decrease from deconsolidation	¥ 2,403	¥ 7,178
Group | Suzhou Photon-Matrix
Non-controlling interests
Non-redeemable non-controlling interest percentage										37.73%
Group | JICA
Non-controlling interests
Ownership interest									70.00%
Non-redeemable non-controlling interest percentage									30.00%